Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	Net Income (in $000s)(5)	Revenue (in $000s)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$4,738,555	$582,946	$2,398,124	$1,335,408	$34.03	$35.09	$(237,950)	$309,363
2021	$1,057,101	$(6,447,940)	$1,356,961	$39,730	$79.69	$102.78	$(250,006)	$242,860

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	The named executive officers included in the above table were:

Year	PEO	Non-PEO NEOs
2022	Gareth T. Joyce	Karina F. Padilla, Christopher L. Bailey, Julian R. Soell, JoAnn C. Covington
2021	John J. Allen	Gareth T. Joyce, Amy E. Ard, Christopher L. Bailey, Joshua P. Ensign

Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is Indxx US Electric and Autonomous Vehicles Index (IUEAV),which is one of the peer groups reflected in our Annual Report on the Form 10-K for the fiscal year ended December 31, 2023 pursuant to Item 201(e) of Regulation S-K
Adjustment To PEO Compensation, Footnote [Text Block]	Reflects adjustments to the value of Stock Awards, as calculated in accordance with the rules prescribed under Item 402(v) and in accordance with ASC Topic 718, which included the categories of adjustments for each year as set forth below. For additional information regarding the determination of fair value, see Note 11 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022:

	2022		2021
Adjustments ($)	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*
SCT Total Compensation	$4,738,555	$2,398,124	$1,057,101	$1,356,961
Grant Date Fair Value of Equity Included in "Stock Awards" and "Option Awards" column in SCT	$(3,876,338)	$(1,698,601)	$(206,310)	$(791,231)
Year End Fair Value of Equity Awards	$1,695,225	$912,627	—	$402,181
Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(1,705,393)	$(216,868)	$(8,048,994)	$(737,235)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—	—
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(269,103)	$(59,874)	$750,263	$455,518
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	$(646,464)
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Compensation Actually Paid	$582,946	$1,335,408	$(6,447,940)	$39,730
*    Amounts shown are averages for the entire group of Non-PEO NEOs for each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 2,398,124	$ 1,356,961
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,335,408	39,730
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Reflects adjustments to the value of Stock Awards, as calculated in accordance with the rules prescribed under Item 402(v) and in accordance with ASC Topic 718, which included the categories of adjustments for each year as set forth below. For additional information regarding the determination of fair value, see Note 11 to our consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022:

	2022		2021
Adjustments ($)	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*
SCT Total Compensation	$4,738,555	$2,398,124	$1,057,101	$1,356,961
Grant Date Fair Value of Equity Included in "Stock Awards" and "Option Awards" column in SCT	$(3,876,338)	$(1,698,601)	$(206,310)	$(791,231)
Year End Fair Value of Equity Awards	$1,695,225	$912,627	—	$402,181
Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(1,705,393)	$(216,868)	$(8,048,994)	$(737,235)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	—	—	—	—
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(269,103)	$(59,874)	$750,263	$455,518
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	—	$(646,464)
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Compensation Actually Paid	$582,946	$1,335,408	$(6,447,940)	$39,730
*    Amounts shown are averages for the entire group of Non-PEO NEOs for each respective year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s net income over the two most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s revenue over the two most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
The following graph sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the two most recently completed fiscal years.

Tabular List [Table Text Block]

2022 Most Important Performance Measures (Unranked)
Revenue
Adjusted EBITDA
Business Unit Revenue
Business Unit Operating Income Before Corporate Expenses
Cash Conversion Cycle

Total Shareholder Return Amount	$ 34.03	79.69
Peer Group Total Shareholder Return Amount	35.09	102.78
Net Income (Loss)	$ (237,950,000)	$ (250,006,000)
Company Selected Measure Amount	309,363,000	242,860,000
PEO Name	Gareth T. Joyce	John J. Allen
Additional 402(v) Disclosure [Text Block]	Cumulative total shareholder return (“TSR”) assumes an investment of $100 on December 31, 2020 and reinvestment of dividends. The Company has never declared or paid cash dividends on common stock nor does the Company anticipate paying any such cash dividends in the foreseeable future. Such returns are based on historical results and are not intended to suggest future performance.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Business Unit Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Business Unit Operating Income Before Corporate Expenses
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Cash Conversion Cycle
Joyce [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 4,738,555
PEO Actually Paid Compensation Amount	582,946
Allen [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 1,057,101
PEO Actually Paid Compensation Amount		(6,447,940)
PEO [Member] | Joyce [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,876,338)
PEO [Member] | Joyce [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,695,225
PEO [Member] | Joyce [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,705,393)
PEO [Member] | Joyce [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Joyce [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(269,103)
PEO [Member] | Joyce [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Joyce [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Allen [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(206,310)
PEO [Member] | Allen [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Allen [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,048,994)
PEO [Member] | Allen [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Allen [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		750,263
PEO [Member] | Allen [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member] | Allen [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,698,601)	(791,231)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	912,627	402,181
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(216,868)	(737,235)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(59,874)	455,518
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(646,464)
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0